ASSETS PLEDGED	12 Months Ended
Dec. 31, 2012
Assets pledged [Abstract]
ASSETS PLEDGED
16.   ASSETS PLEDGED

(in thousands of $)	2012	2011
Vessel, net	42,390	45,221
Restricted cash and investments	13,066	20,862
	55,456	66,083

The Term Notes are collateralized by a statutory first mortgage on the Vessel. Restricted cash and investments are also pledged to pay principal and interest on the Term Notes.